Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income and statements of comprehensive income (loss)

	Year Ended December 31,
	2010	2011	2012
	RMB
Income tax benefit (expense), current	(16,597)	(42,467)	8,078
Income tax benefit, deferred	5,462	10,172	5,961
Change in valuation allowance	(3,416)	(5,600)	(7,261)
Total	(14,551)	(37,895)	6,778

Schedule of the components of deferred income tax assets and liabilities

	December 31,
	2011	2012
	RMB (000’)
Deferred tax assets:
Net operating loss carry forward	9,191	13,667
Deferred rent	5,817	5,638
Accrued payroll and other expense	2,917	2,227
FA impairment	841	3,263
Other	331	264
Valuation allowance	(11,002)	(18,263)
Total deferred tax assets	8,095	6,796
Deferred tax assets are analyzed as:
Current	3,216	771
Non-current	4,879	6,025
Total deferred tax assets	8,095	6,796

Schedule of a reconciliation of the PRC statutory tax rate to the effective tax rate

	2010	2011	2012

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	1.3%	15.0%	7.1%
Tax effect of non-deductible expenses, net	(0.3)%	6.5%	1.0%
Effect of tax holidays	(11.7)%	—	(17.4)%
Effect of change in valuation allowance	4.4%	18.1%	11.3%
One time tax levy	—	57.4%	(37.0)%
Others	0.1%	0.5%	0.2%
Effective EIT rate	18.8%	122.5%	(9.8)%

Schedule of the aggregate amount and per share effect of the tax holiday
	2010	2011	2012
	RMB(000’) except per share amounts

The aggregate amount effect	9,031	—	12,020
Per share effect — basic	0.11	—	0.12
Per share effect — diluted	0.10	—	0.11